Commissions and Banking fees - Schedule of Commissions and Banking fees (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Banking Service Fees [Abstract]
Credit and debit cards	R$ 13,813	R$ 15,619	R$ 15,634
Current account services	8,002	7,969	7,802
Asset management	6,951	6,322	5,017
Funds	6,316	5,702	4,470
Consortia	635	620	547
Credit operations and financial guarantees provided	2,298	2,418	2,419
Credit operations	964	1,048	948
Financial guarantees provided	1,334	1,370	1,471
Collection services	1,897	1,831	1,770
Advisory services and brokerage	2,891	2,509	1,632
Custody services	573	501	435
Other	2,132	1,863	2,100
Total	R$ 38,557	R$ 39,032	R$ 36,809